Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
The following table summarizes information about the PH Parent Option Plan transactions:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2017	3,907,067	$2.34	$0.55	8.20
Granted in 2018	14,202,635	2.00	0.32
Exercised in 2018	(53,079)	2.00	0.32
Cancelled in 2018	(2,087,359)	2.35	0.49
Forfeited in 2018	(525,152)	2.36	0.63
Balance at December 31, 2018	15,444,112	$2.03	$0.34	9.45
Granted in 2019	3,202,435	2.00	0.36
Exercised in 2019	—	—	—
Cancelled in 2019	(227,600)	2.36	0.52
Forfeited in 2019	(771,114)	2.12	0.42
Balance at December 31, 2019	17,647,833	$2.01	$0.34	8.71
Granted in 2020	830,194	2.00	0.37
Exercised in 2020	(54,268)	2.00	0.32
Cancelled in 2020	—	—	—
Forfeited in 2020	(122,800)	2.22	0.46
Balance at December 31, 2020	18,300,959	$2.01	$0.34	7.82
Exercisable options	3,276,976	$2.00	$0.32	7.76
The following table summarizes stock option activity under the Prior Plan and Plan:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2020	18,300,959	2.01	0.34	7.82
Granted	3,730,717	23.16	9.58
Exercised	(328,323)	2.11	0.48
Forfeited	(172,547)	9.73	3.75
Balance at September 30, 2021	21,530,806	$5.61	1.91	7.51
Exercisable at September 30, 2021	12,272,394	$2.01	0.34	7.01

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
We estimate the fair value of the options granted using the Monte Carlo option pricing model with the following assumptions presented on a weighted average basis:

	December 31,
	2020	2019	2018
Expected term in years	5	5	5
Expected stock price volatility	51.2%	39.1%	43.8%
Risk-free interest rate	0.36%	1.69%	2.53%
Expected dividend yield	0.0%	0.0%	0.0%
Estimated fair value per option granted	$0.66	$0.36	$0.32

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes the RSU activity under the 2021 Plan:

	Number of Shares	Grant Date Fair Value
Unvested and outstanding at December 31, 2020	—	—
Granted	1,199,315	$23.19
Vested	(195,652)	$23.00
Forfeited	(14,011)	$23.00
Unvested and outstanding at September 30, 2021	989,652	$23.23